Principal Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Principal Accounting Policies
2.	Principal accounting policies

(a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the U.S. GAAP to reflect the financial position, results of operations and cash flows of the Group. Significant accounting policies followed by the Group in the preparation of the consolidated financial statements are summarized below.
(b)	Consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company or its subsidiary is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation.
A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.
A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIE’s economic performance, and also the Company’s obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Huya Technology and ultimately the Company hold all the variable interests of the VIE
s
and has been determined to be the primary beneficiary of the VIE
s
.
(c)	Use of estimates

The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, related disclosure of contingent assets and liabilities at the balance sheet date, and the reported amounts of revenues and expenses during the reporting period in the consolidated financial statements and accompanying notes. Actual results could differ materially from such estimates. The Company believes that assessment of whether the Group acts as a principal or an agent in different revenue streams, the determination of estimated selling prices of multiple element revenue contracts, income taxes, tax considerations for earnings retained in
the
Group’s VIEs
,

and
subsequent adjustment due to significant observable price change for the equity investments without readily determinable fair values and not accounted for by the equity method, represent critical accounting policies that reflect more significant judgments and estimates used in the preparation of its consolidated financial statements.
Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.
(d)	Foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in Hong Kong, Cayman Islands and Singapore is United States dollar (“US$”), while the functional currency of the Group’s entities in PRC is RMB, which is their respective local currency. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use US$ as their functional currency, have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average exchange rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income
in the statement of comprehensive
(
loss
)
 income.
Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end
are recognized in foreign currency exchange gains / losses, net in the consolidated statement of comprehensive
(
loss
)

income
.
(e)	Convenience translation

Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 =
 RMB
6.9618
on December 31, 2019 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.
(f)	Cash and cash equivalents

Cash includes currency on hand and deposits held by financial institutions that can be added to or withdrawn without limitation. Cash equivalents represent short-term and highly liquid investments placed with banks, which have both of the following characteristics:
i)	Readily convertible to known amounts of cash throughout the maturity period;

ii)	So near their maturity that they present insignificant risk of changes in value because of changes in interest rates.

The Group considers all highly liquid investments with original maturities of three months or less as cash equivalents.
(g)	Short-term deposits

Short-term deposits represent time deposits placed with banks with original maturities of more than three months but less than one year. Interest earned is recorded as interest income in the consolidated statement of comprehensive
(
loss
) income
 during the years presented.
(h)	Short-term investments

For investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Company elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in fair values are reflected in the consolidated statements of comprehensive
(
loss
) inc
ome.
(i)	Accounts receivable

Accounts receivable are stated at the historical carrying amount net of allowance for doubtful accounts. The Group uses specific identification in providing for bad debts when facts and circumstances indicate that collection is doubtful and a loss is probable and estimable. If the financial conditions of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowance may be required.
The Company maintains an allowance for doubtful accounts which reflects its best estimate of amounts that potentially will not be collected. The Company determines the allowance for doubtful accounts on an individual basis taking into consideration various factors including but not limited to historical collection experience and credit-worthiness of the debtors as well as the age of the individual receivables balance. Additionally, the Company makes specific bad debt provisions based on any specific knowledge the Company has acquired that might indicate that an account is uncollectible. The facts and circumstances of each account may require the Company to use substantial judgment in assessing its collectability.
(j)	Investment
Equity Investments without Readily Determinable Fair Values
The Company elected to record equity investments without readily determinable fair values and not accounted for by the equity method at cost, less impairment, adjusted for subsequent observable price changes, and will report changes in the carrying value of the equity investments in current earnings. Changes in the carrying value of the equity investment will be required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. The implementation guidance notes that an entity should make a “reasonable effort” to identify price changes that are known or that can reasonably be known
.
Equity Investments Accounted for Using the Equity Method
The Group accounts for its equity investment over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Group adjusts the carrying amount of the investment and recognizes investment income or loss for share of the earnings or loss of the investee after the date of investment. The Group assesses its equity investment for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entities, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investment in privately held entities, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and determination of whether any identified impairment is other-than-temporary.
(k)	Property and equipment
Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. Residual rate is determined based on the economic value of the property and equipment at the end of the estimated useful lives as a percentage of the original cost. Property and equipment mainly consist of servers, computers and equipment
,
 leasehold improvement
s
and others
.

	Estimated useful lives	Residual rate
Servers, computers and equipment	3-5 years	0%-5%
Leasehold improvement	4-5 years	0%
Others	3-5 years	0%-5%
Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statement of comprehensive
(
loss
)

income
.
(l)	Intangible assets
Intangible assets mainly consist of license, copyrights of video content, domain names, software and
trademark. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. Finite-lived intangible assets are tested for impairment if impairment indicators arise. Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Estimated useful lives
License	15 years
Copyrights of video content	1 – 4 years
Domain names	15 years
Software	1 – 5 years
Trademark	5 years
(m)	Impairment of long-lived assets
For long-lived assets other than investments whose impairment policy is discussed elsewhere in the financial statements, the Group evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The Group tests impairment of long-lived assets at the reporting unit level when impairment indicator appeared and recognizes impairment in the event that the carrying value exceeds the fair value of each reporting unit. For the years reported, the Group has only one reporting unit.
No impairment of long-lived assets was recognized for the years ended December 31, 2017, 2018 and 2019.
(n)	Mezzanine equity
Mezzanine equity represents the Series
A-1
Preferred Shares, Series
A-2
Preferred Shares and Series
B-2
Preferred Shares
(collectively, the “Pre-IPO Preferred Shares”) issued by the Company prior to IPO. The Pre-IPO Preferred Shares are redeemable at the holders’ option any time after a certain date and were contingently redeemable upon the occurrence of certain liquidation events outside of the Company’s control. Therefore, the Group classifies the Pre-IPO Preferred Shares as mezzanine equity

(Note
20
)
.
In accordance with ASC
480-10,
the mezzanine equity was initially measured based on its fair value at date of issue. Since the
Pre-IPO
Preferred Shares will be redeemable at the holder’s option 4 years from issuance if the
Pre-IPO
Preferred Shares are not converted, either voluntarily or automatically upon a qualified IPO. The Company accretes changes in the redemption value over the period from the date of issuance to the earliest redemption date of the instrument using the interest method.
Moreover, according to
ASC-480-10-S99
-2,
where fair value at date of issue is less than the mandatory redemption amount, the carrying amount shall be increased by periodic accretions, using the interest method, so that the carrying amount will equal the mandatory redemption amount at the mandatory redemption date. Each type of increase in carrying amount shall be recorded as charges against retained earnings or, in the absence of retained earnings, by charges against additional paid-in
capital. As such, the accretion to the carrying amount of preferred share is recognized at minimum rate per annum of issuance price and plus the dividend declared.
(o)	Revenue

On January 1, 2018, the Group adopted ASC 606, “Revenue from Contracts with Customers” using the modified retrospective method applied to those contracts which were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with the Company’s historic accounting under Topic 605. Based on the Company’s assessment, the adoption of ASC 606 did not have any material impact to the Group’s consolidated financial statements and there were no material differences between the Company’s adoption of ASC 606 and its historic accounting under ASC 605.
Revenues are recognized when control of the promised virtual items or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those virtual items or services. The following table disaggregates the Group’s revenue by major type for the years ended December 31, 2017, 2018 and 2019:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Live streaming	2,069,536	4,442,845	7,976,214
Other revenues (i)	115,280	220,595	398,287

Total	2,184,816	4,663,440	8,374,501

( i )	Other revenues mainly include advertising and online games revenues.

Revenue recognition and significant judgments
(i)	Live streaming

The Group is principally engaged in operating its own live streaming platforms, which enable broadcasters and viewers to interact with each other during live streaming. It generates revenue from sales of virtual items in the platforms. The Group has a recharge system for users to purchase the Group’s virtual currency then purchase virtual items for use. Users can recharge via various online third-party payment platforms, including WeChat Pay, AliPay and other payment platforms. Virtual currency is non-refundable
and without expiry. As the virtual currency is often consumed soon after it is purchased based on history of turnover of the virtual currency, the Group considers it does not expect to be entitled to a breakage amount for the virtual currency. Unconsumed virtual currency is recorded as deferred revenue. Virtual currencies used to purchase virtual items are recognized as revenue according to the prescribed revenue recognition policies of virtual items addressed below unless otherwise stated. The Group shares a portion of the sales proceeds of virtual items (“revenue sharing fee”) with broadcasters and talent agencies in accordance with their revenue sharing arrangements. Broadcasters, who do not have revenue sharing arrangements with the Group, are not entitled to any revenue sharing fee.
The Group evaluates and determines that it is the principal and views users to be its customers. The Group reports live streaming revenues on a gross basis. Accordingly, the amounts billed to users are recorded as revenues and revenue sharing fee paid to broadcasters and talent agencies are recorded as cost of revenues. Where the Group is the principal, it controls the virtual items before they are transferred to users. Its control is evidenced by the Group’s sole ability to monetize the virtual items before they are transferred to users, and is further supported by the Group being primarily responsible to users and having a level of discretion in establishing pricing.
The Group designs, creates and offers various virtual items for sales to users with pre-determined
standalone selling price. Sales proceeds are recorded as deferred revenue and recognized as revenue based on the consumption of the virtual items. Virtual items are categorized as consumable and time-based items. Consumable items are consumed upon purchase and use while time-based items could be used for a fixed period of time. Users can purchase and present consumable items to broadcasters to show support for their favorite broadcasters, or purchase time-based virtual items for one or multiple months for a monthly fee, which provide users with recognized status, such as priority speaking rights or special symbols over a period of time. Revenue related to each of consumable items as a single performance obligation provided on a consumption basis, is recognized at the point in time when the virtual item is transferred directly to the users and consumed by them, while revenue related to time-based virtual items provided on a subscription basis is recognized ratably over the contract period. The Group does not have further performance obligations to the user after the virtual items are consumed immediately or after the stated contract period of time for time-based items.
The Group may also enter into contracts that can include various combinations of virtual items, which are generally capable of being distinct and accounted for as separate performance obligations, such as Huya Noble Member Program. Determining whether those virtual items are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment. The contract of Huya Noble Member Program, which is normally purchased on a monthly basis, includes three major virtual items, a) the noble member status, b) the virtual currency coupons, and c) the right of subsequent renewal at a discounted price, which are considered distinct and accounted for separately under ASC 606. A noble member status itself cannot be purchased on a standalone basis, and it is used for one month but the users can simultaneously purchase multiple months of the package (with effective period of noble member status limited to a maximum of 24 months from date of purchase) at any point in time. The virtual currency coupons, which have the same purchase power as the Group’s virtual currency but with expiry dates, is valid to purchase virtual items for a fixed period. Judgment is required to determine standalone selling price for each distinct performance obligation
.
The
Group allocates the arrangement consideration to the separate accounting of each distinct performance obligation based on their relative standalone selling prices. In instances where standalone selling price is not directly observable as the Group does not sell the virtual item separately, such as the noble member status and the virtual currency coupons, the Group determines the standalone selling price based on pricing strategies, market factors and strategic objectives. In respect of the right of subsequent renewal at a discounted price, the Group estimates individual user’s times of renewal based on historical data of users’ spending pattern and average times of renewal. The Group recognizes revenue for each of the distinct performance obligations identified in accordance with the applicable revenue recognition method relevant for that obligation. For revenue allocated to noble member status, it’s generally recognized ratably over the contract period as users simultaneously consume and receive benefits. For revenue related to virtual currency coupons provided on a consumption basis, virtual currency coupons used to purchase virtual items are recognized as revenue according to the prescribed revenue recognition policies of virtual items addressed above unless otherwise stated. Although the virtual currency coupons have expiry dates, the Group considers the impact of the breakage amount for virtual currency coupons is insignificant as historical data shows that virtual currency coupons are consumed shortly after they are released to users and the forfeiture rate remains relatively low for the periods reported, therefore, the Group does not expect to be entitled to a breakage amount for the virtual currency coupons. For the right of subsequent renewal at a discounted price, upon each time a subsequent renewal is purchased, the cash received is recorded as deferred revenue and allocated proportionally to the noble member status and virtual currency coupons based on their relative standalone selling price and revenue is then recognized following the revenue recognition method of noble member status and virtual currency coupons as described above.
As the Group’s live streaming virtual items are generally sold without right of return and the Group does not provide any other credit and incentive to its users, therefore accounting of variable consideration when estimating the amount of revenue to recognize is not applicable to the Group’s live streaming business.
(ii)	Advertising
The Group primarily generates advertising revenues primarily from sales of various forms of advertising and promotion campaigns, including (i) display advertisements in various areas of our platform, (ii) native advertisements in cooperation with broadcasters, and (iii) game events advertising and campaigns. Advertisements on the Group’s platforms are generally charged on the basis of duration. Advertising contracts are signed to establish the fixed price and the advertising services to be provided. Where the service is transferred to customers, revenues from advertising contracts are recognized ratably over the contract period of display.
The Group enters into advertising contracts directly with advertisers or third-party advertising agencies that represent advertisers. Payment terms and conditions vary by contract type, although terms generally include a requirement of payment within 3 months. Both third-party advertising agencies and direct advertisers are generally billed at the end of the display period and payments are due usually within 3 months. In instances where the timing of revenue recognition differs from the timing of billing, the Group has determined the advertising contracts generally do not include a significant financing component. The primary purpose of the credits terms is to provide customers with simplified and predictable ways of purchasing the Group’s advertising services, not to receive financing from its customers or to provide customers with financing.
Certain customers may receive sales incentives in the forms of discounts and rebates to advertisers or advertising agencies based on purchase volume, which are accounted for as variable consideration. The Group estimates these amounts based on the expected amount to be provided to customers considering the contracted rebate rates and estimated sales volume based on historical experience, and reduce revenues recognized. For the years ended December 31, 2017, 2018 and 2019, the amounts of discounts and rebates to advertising customers were RMB8,714, RMB21,796 and RMB63,622, respectively. The Group believes that there will not be significant changes to its estimates of variable consideration.
(iii)	Online games revenues
The Group generates revenues from offering virtual items in online games developed by the Group itself or third parties to game users. The Group has a recharge system for game user to purchase game tokens for use. Game user can recharge via various online third-party payment platforms, including WeChat Pay, AliPay and other payment platforms. Game tokens is non-refundable
and without expiry. As the game token is often consumed soon after it is purchased based on history of turnover of the game token, the Group considers it does not expect to be entitled to a breakage amount for the game token.
The majority of online games revenues were derived from the Group’s self-developed games for the years presented.
With respect to the game operation contracts entered into between the Group and distribution platforms for co-publishing
or between the Group and users for self-publishing, the Group owns the games’ copyrights and other intellectual property, and takes primary responsibilities of game development and game operation, including designing, development, and updating of the games including the game content, as well as the pricing of virtual items, providing on-going
updates of new contents and bug fixing, determining the distribution platforms and payment channels, and providing customer services. Therefore, the Group considers itself to be the principal in these contracts and views users to be its customers. Revenues derived from self-developed games are recorded on a gross basis, and fees to be shared with distribution platforms and payment handling costs charged by payment platforms are recorded as cost of revenues.
Users play games free of charge and are charged for purchases of virtual items mainly including consumable and perpetual items, which can be utilized to enhance users’ game-playing experience. Consumable items represent virtual items that can be consumed by a specific user within a specified period of time. Perpetual items represent virtual items that are accessible to the users’ account over the life of the online games. The Group maintains information on consumption details of in-game
virtual items, therefore, the Group recognizes revenues based on item-based model: (1) for consumable items, the revenue is recognized immediately upon consumption as the Group does not have further performance obligations to the user after the virtual items are consumed immediately; (2) for perpetual items, as the Group has responsibilities to ensure the game users can continue to gain access to the games to get the in-game
experience and benefit after the sale of the perpetual items and the Group’s service obligations are directly linked to each game user’s engagement, therefore, the revenue from sales of perpetual items is recognized ratably over the user relationship period of a specific game as described below.
The estimated user relationship period is based on data collected from those game users who have purchased game tokens. The Group maintains a system that captures the following information for each game user: (a) the frequency that game users log into each game, and (b) the amount and the timing of when the game users charge his or her game token. The Group estimates the user relationship period for a particular game to be the date a user purchases a game token through the date the Group estimates the game user plays the game for the last time. This computation is completed on a user by user basis. Then, the results for all analyzed users are averaged to determine an estimated end user relationship period for each game. Revenues from in-game
payments of each month are recognized over the user relationship period estimated for that game.
The determination of user relationship period is based on the Group’s best estimate that takes into account all known and relevant information at the time of assessment. The Group assesses the estimated user relationships on a monthly basis. Any adjustments arising from changes in the user relationship as a result of new information will be accounted as a change in accounting estimate in accordance with ASC 250 Accounting Changes and Error Corrections.
Contract balances
The Group collects accounts receivable from various online payment platforms, advertising customers and distribution platforms. The allowance for doubtful accounts reflects the Group’s best estimate of probable losses inherent in the accounts receivable balance. The Group determines the allowance based on known troubled accounts, historical experience, and other currently available evidence. The activity in the allowance for doubtful accounts for the years presented is disclosed and detailed in
Note 8.
The opening balance of accounts receivable from third-party and related party payment platforms were RMB14,459 and RMB101,536, respectively, as of January 1, 2018. As of December 31, 2018 and 2019, accounts receivable from third-party payment platforms were RMB30,507 and RMB43,339, respectively, and accounts receivable from related parties as payment platforms were RMB239,290 and RMB31,261, respectively. No impairment was recognized for the years presented.
The opening balance of accounts receivable from third-party advertising customers was
 RMB13,673

as
 of
 January 1
,
2018
.
A
s

of
Decem
ber 31
,
2018
and 2019
,
accounts receivable from third-party advertising customers were RMB11,323 and RMB15,313, respectively. No accounts receivable were from related party advertising customers as of January 1, 2018, and the balance of accounts receivable from
a
 related party
 was RMB5,926 and RMB2,994, as of December 31, 2018 and 2019,

respectively. During the years ended December 31, 2017, 2018 and 2019, the Group recognized impairments, net of recoveries, for accounts receivable from third-party advertising customers amounted to RMB500, RMB632 and nil, respectively.
The opening balance of accounts receivable from third-party distribution platforms as of January 1, 2018 was RMB2,215. As of December 31, 2018 and 2019, accounts receivable from third-party distribution platforms were RMB2,941 and RMB3,978, respectively. No accounts receivable were from related party distribution platforms as of January 1, 2018 and December 31, 2018, and the balance of accounts receivable from a related party as distribution platform was RMB687 as of December 31, 2019. No impairment was recognized for the years presented.
Contract liabilities primarily consists of deferred revenue for unconsumed virtual items and unamortized revenue from virtual items in the Group’s platforms, where there is still an obligation to be provided by the Group, which will be recognized as revenue when all of the revenue recognition criteria are met.
The opening balance of deferred revenue related to live streaming business as of January 1, 2018 was RMB285,826. As of December 31, 2018 and 2019, deferred revenue related to live streaming business were RMB543,245 and RMB951,166, respectively. During the year ended December 31, 2017, 2018 and 2019, the Group recognized revenue of live streaming business amounted to RMB56,526, RMB240,802 and RMB462,511, respectively, that was included in the corresponding contract liability balance at the beginning of the years.
The opening balance of deferred revenue related to online games business and others
as of January 1, 2018 was RMB2,617. As of December 31, 2018 and 2019, deferred revenue related to online games business and others
were RMB6,867 and RMB8,752, respectively. During the year ended December 31, 2017, 2018 and 2019, the Group recognized revenue of online games business and others
amounted to nil, RMB2,617 and RMB6,867, respectively, that was included in the corresponding contract liability balance at the beginning of the years.
During the year ended December 31, 2017, 2018 and 2019, the Group does not have any arrangement where the performance obligations have already been satisfied in the past year, but the corresponding revenue is only recognized in a later year.
As of December 31, 2019, the aggregate amount of the transaction price allocated to the remaining performance obligation is RMB959,918, the Company expects to recognize the remaining performance obligation as revenue as follows. However, the amount and timing of revenue recognition is largely driven by customer usage, which can extend beyond the original contractual term.

	2020	2021 and after	Total
	RMB	RMB	RMB
Revenue expected to be recognized	795,005	164,913	959,918
(p)	Cost of revenues
Amounts recorded as cost of revenue relate to direct expenses incurred in order to generate revenue. Such costs are recorded as incurred. Cost of revenues consists primarily of (i) revenue sharing fees and content costs, including payments to various broadcasters and content providers, (ii) bandwidth costs, (iii) salaries and welfare, (iv) payment handling costs, (v) depreciation and amortization expense for servers and other equipment, and intangibles directly related to operating the platform, (vi) share-based compensation, (vii) other taxes and surcharges, and (viii) other costs.
(q)	Research and development expenses
Research and development expenses primarily consist of (i) salaries and welfare for research and development personnel, and (ii) share-based compensation for research and development personnel. Costs incurred during the research stage are expensed as incurred. Costs incurred in the development stage, prior to the establishment of technological feasibility, which is when a working model is available, are expensed when incurred.
The Company recognizes software development costs in accordance with guidance on intangible assets and internal use software. This requires capitalization of qualifying costs incurred during the software’s application development stage and to expense costs as they are incurred during the preliminary project and post implementation/operation stages. The Company has not capitalized any costs related to internal use software during the years ended December 31, 2017, 2018 and 2019.
(r)	Sales and marketing expenses
Sales and marketing expenses primarily consist of (i) advertising and market promotion expenses
,
(ii) salaries and welfare for sales and marketing personnel
,
and (iii) share-based compensation f
or sales and marketing personnel
. The advertising and market promotion expenses amounted to RMB72,960, RMB155,709 and RMB353,829 for the years ended December 31, 2017, 2018 and 2019, respectively.
(s)	General and administrative expenses
General and administrative expenses primarily consist of (i) share-based compensation for management and administrative personnel, and (ii) salaries and welfare for management and administrative personnel.
(t)	Employee social security and welfare benefits
Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made. Employee social security and welfare benefits included as expenses in the accompanying statement of comprehensive
(
loss
)
 income
amounted to RMB48,312, RMB80,436 and RMB128,256 for the years ended December 31, 2017, 2018 and 2019, respectively.
(u)	Share-based compensation

Share-based compensation expense arises from share-based awards, including restricted share units granted by JOYY with its own underlying shares to certain management and other key employees who to some extent provide services to the Group (“JOYY’s Share-based Awards”), share options for the purchase of Huya’s ordinary shares and Huya’s restricted share units, granted by the Group to its management, key employees and non-employees (“Huya Share-based Awards”) and ordinary shares granted to the Company’s CEO by JOYY(“CEO’s Awards”).
JOYY’s Share-based Awards
In determining the fair value of restricted share units granted, the fair value of the underlying shares of JOYY on the grant dates is applied. The grant date fair value of restricted share units is based on stock price of JOYY in the NASDAQ Global Market.
Share-based compensation expense for restricted share units granted under JOYY share-based incentive plans is recognized using the graded vesting method, net of estimated forfeiture rates, over the requisite service period, which is generally the vesting period. Forfeitures are estimated at the time of grant based on historical forfeiture rates and will be revised in the subsequent periods if actual forfeitures differ from those estimates.
Huya’s share options
Prior to the IPO date (Note 1(b)), in determining the fair value of share options granted, a binomial option-pricing model is applied. The determination of the fair value is affected by the fair value of the ordinary shares as well as assumptions regarding a number of complex and subjective variables, including risk-free interest rates, exercise multiples, expected forfeiture rates, the expected share price volatility rates, and expected dividends. Following the listing of the Company, the grant date fair value of share options is based on stock price of the Company’s ordinary share in NYSE minus the respective exercise price.
Share-based compensation expense for share options granted to employees is measured based on their grant-date fair values and recognized over the requisite service period, which is generally the vesting period. The number of share-based awards for which the service is not expected to be rendered over the requisite period is estimated, and the related compensation expense is not recorded for the number of awards so estimated.
Huya’s restricted share units
Fair value of restricted share units (“RSUs”) is determined with reference to the fair value of the underlying shares.
Prior to the IPO, in determining the fair value of the ordinary shares granted, a combination of discounted cash flow method (“DCF”) under income approach and guideline companies method (“GCM”) under market approach is applied, with a discount for lack of marketability, given that the shares underlying the awards were not publicly traded at the time of grant. DCF method of the income approach involves applying appropriate weighted average cost of capital, or WACC, to discount the future cash flows forecast, based on the Company best estimates as of the valuation date, to present value. The WACC was determined based on a consideration of the factors including risk-free rate, comparative industry risk, equity risk premium, company size and non-systematic
risk factors. GCM was also adopted under the market approach to arrive at an equity valuation for the Company. GCM employs trading multiples method of selected public comparable companies including trailing and leading Enterprise Value/Revenue multiples. Based on the Company current stage of development and the conceptual strength of the income approach, the Company assigned 50% weight to each of the income approach and the market approach for the valuation date.
After
the completion of IPO, the fair value of restricted share units is determined with reference to stock price of Huya in NYSE.
CEO’s Awards
The CEO’s Awards were granted prior to the IPO. In determining the fair value of the ordinary shares granted, the method was the same as the determination of the fair value of the underlying shares of RSU.
Awards granted to
non-employees
The Company adopted ASU 2018-07, Compensation-Stock Compensation (Topic 718), Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”) on January 1, 2019. The guidance aligns the accounting for non-employee equity based awards with the accounting for employee equity-based awards, and requires equity-classified share-based payment awards issued to non-employees to be measured based on the grant date price, rather than remeasure the awards through the performance completion date. The Company remeasured equity-classified awards for which a measurement date has not been established through a cumulative-effect adjustment to retained earnings as of January 1, 2019. Since the awards were measured at fair value as of December 31, 2018 prior to the adoption, the cumulative-effect adjustment arising from the adoption was immaterial.
The share-based compensation expense is recognized (i) immediately at the grant date if no vesting conditions are required, or (ii) using the graded-vesting attribution method, net of estimated forfeitures, over the requisite service period.
(v)	Leases
In February 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2016-02 (Topic 842) “Leases”. Topic 842 supersedes the lease requirements in Accounting Standards Codification (ASC) Topic 840, “Leases”. Under Topic 842, lessees are required to recognize assets and liabilities on the balance sheet for most leases and provide enhanced disclosures. Leases will continue to be classified as either finance or operating. The Company adopted the new standard using the optional transition method beginning January 1, 2019. As permitted under the transition guidance, the Company carried forward the assessment of whether the existing contracts contain or are leases, classification of the leases and remaining lease terms. RMB92,075 of lease assets and RMB91,654 of liabilities were recognized on the balance sheet upon adoption as of January 1, 2019.
The Company categorize leases with contractual terms longer than twelve months as either operating or finance. Finance leases are generally those leases that allow le
s
see to substantially utilize or pay for the entire asset over its estimated life. Assets acquired under finance leases are recorded in property and equipment, net. All other leases are categorized as operating leases. All the leases recognized by the Company were classified as operating leases for the years presented.
Lease liabilities are recognized at the present value of the fixed lease payments using a discount rate based on similarly secured borrowings available to us. Lease assets are recognized based on the initial present value of the fixed lease payments plus any direct costs from executing the leases or lease prepayments reclassified from “Prepayments and other current assets” upon lease commencement. Costs associated with operating lease assets are recognized on a straight-line basis within operating expenses over the term of the lease.
(w)	Income taxes
Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in statement of comprehensive (loss) income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.
Uncertain tax positions
The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statement of comprehensive
(
loss
) income
. The Group did not recognize any interest and penalties associated with uncertain tax positions for the years ended December 31, 2017, 2018 and 2019. As of December 31, 2018 and 2019, the Group did not have any significant unrecognized uncertain tax positions.
(x)	Statutory reserves
The Group’s PRC entities are required to make appropriations to certain non-distributable
reserve funds.
In accordance with the laws applicable to China’s Foreign Investment Enterprises, the Group’s subsidiaries registered as WFOEs have to make appropriations from its after-tax
profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to reserve funds including general reserve fund, and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax
profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the company. Appropriation to the staff bonus and welfare fund is at the company’s discretion.
In addition, in accordance with the Company Laws of the PRC, the Group’s entities registered as PRC domestic companies must make appropriations from its after-tax
profit as determined under the PRC GAAP to
non-distributable
reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax
profits as determined under the PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.
The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the off-setting
of losses or increasing capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to staff and for the collective welfare of employees. All these reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.
During the year ended December 31, 2017, 2018 and 2019, appropriations to general reserve fund and statutory surplus fund amounted to nil, RMB34,634 and
RMB
30,045, respectively.
(y)	Related parties
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.
(z)	Dividends
Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2017, 2018 and 2019. The Group does not have any present plan to pay any dividends on ordinary shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business.
(aa)	( Loss ) income per share
Basic (loss) income per share is computed by dividing net (loss) income attributable to ordinary shareholders, considering the accretion of redemption feature and deemed dividend related to the Company’s redeemable convertible preferred shares (Note 20), by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net (loss) income is allocated between ordinary shares and other participating securities based on their participating rights. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.
Diluted (loss) income per share is calculated by dividing net (loss) income attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the preferred shares, using the if-converted method, and shares issuable upon the exercise of share options and the vesting of restrict share units using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted (loss) income per share calculation when inclusion of such share would be anti-dilutive.
(bb)	Segment reporting
The Group’s chief operating decision maker has been identified as its CEO, who reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole. Therefore, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. The Group’s long-lived assets are substantially all located in the PRC and substantially all of the Group’s revenues are derived from the PRC. Therefore, no geographical segments are presented.
(cc)	Recently issued accounting pronouncements

In June 2016, the FASB issued ASU
2016-13:
Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Based on management’s assessment, the adoption of ASU
2016-13
does not have a material impact on the Company’s consolidated financial statements.
In August 2018, the FASB issued ASU
2018-13,
Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this standard will remove, modify and add certain disclosures under ASC Topic 820, Fair Value Measurement, with the objective of improving disclosure effectiveness. ASU
2018-13
will be effective for the fiscal year beginning January 1, 2020, with early adoption permitted. The transition requirements are dependent upon each amendment within this update and will be applied either prospectively or retrospectively. The Company does not expect ASU
2018-13
to have a material impact to the Company’s consolidated financial statements.